Inventories (Tables)	3 Months Ended
Mar. 31, 2012
Inventories
Inventories

	March 31, 2012	December 31, 2011
	(unaudited)
Products

Nickel (co-products and by-products)	1,802	1,771
Iron ore and pellets	1,298	1,137
Manganese and ferroalloys	209	240
Fertilizer	443	387
Copper concentrate	97	72
Coal	306	277
Others	90	91
Spare parts and maintenance supplies	1,288	1,276
	5,533	5,251